Share-Based Compensation - Summary of Option Activity under ESOP (Detail)	7 Months Ended
Dec. 31, 2018 CNY (¥) ¥ / shares shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options, Granted | shares	5,569,105
Number of options, Exercised | shares	0
Number of options, Forfeited | shares	0
Number of options, Ending balance | shares	5,569,105
Weighted average exercise price, Beginning balance	¥ 0
Weighted average exercise price, Granted	0
Weighted average exercise price, Exercised	0
Weighted average exercise price, Forfeited	0
Weighted average exercise price, Ending balance	0
Weighted average grant date fair value, Granted	38
Weighted average grant date fair value, Exercised	0
Weighted average grant date fair value, Forfeited	0
Weighted average grant date fair value, Ending balance	¥ 38
Aggregate Intrinsic Value, Granted | ¥	¥ 211,625,990
Aggregate Intrinsic Value, Exercised | ¥	0
Aggregate Intrinsic Value, Forfeited | ¥	0
Aggregate Intrinsic Value, Ending balance | ¥	¥ 211,625,990